Sigificant Accounting Policies (Details) - Schedule of presents a reconciliation of basic and diluted net loss per share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Presents AReconciliation Of Basic And Diluted Net Loss Per Share Abstract
Weighted average common stock outstanding – diluted	220,962,339	108,071,277
Net loss per share of common stock – diluted	$ (0.02)	$ (0.06)